Income Taxes (Tables)	12 Months Ended
Dec. 31, 2019
Income Taxes
Schedule of income before income taxes

	Year Ended December 31,
	2017	2018	2019
	(In thousands, except percentage)
Income before income tax expenses	$417,111	$668,842	$602,397
Add: loss from non-China operations	$52,261	$43,266	$106,256
Income from China operations	$469,372	$712,108	$708,653
Income tax expense applicable to China operations	$66,746	$96,222	$88,091
Income tax expense applicable to non-China operations	$—	$—	$21,473
Total income tax expenses	$66,746	$96,222	$109,564
Effective tax rate for China operations	14.2%	13.5%	12.4%

Schedule of current and deferred portion of income tax expenses

	Years Ended December 31,
	2017	2018	2019
	(In thousands)
Deferred tax (benefits)/provisions	$(1,503)	$4,438	$16,839
Current income tax expenses	68,249	91,784	92,725

Income tax expenses	$66,746	$96,222	$109,564

Schedule of reconciliation between the statutory EIT rate and the effective tax rate for China operations

	Year Ended December 31,
	2017	2018	2019
Statutory EIT rate	25.0%	25.0%	25.0%
Effect on tax holiday and preferential tax treatment(1)	(11.6)%	(12.1)%	(13.7)%
Permanent differences	0.2%	0.6%	(0.9)%
Change in valuation allowance	0.6%	0.0%	2.0%

Effective tax rate for China operations	14.2%	13.5%	12.4%
(1)	Included the impact of Weibo Technology’s preferential tax treatment of “key software enterprise” status of 2017 in 2018, and 2018 in 2019, respectively.

Schedule of significant components of deferred tax assets and liabilities for China operations

	As of December 31,
	2018	2019
	(In thousands)
Deferred tax assets:
Net operating loss carry forwards	$4,180	$5,515
Less: valuation allowance	(4,180)	(5,515)
Depreciation, accounts receivable, accrued and other liabilities	25,327	42,932
Less: valuation allowance	(13,419)	(26,472)

Net deferred tax assets (included in other assets)	$11,908	$16,460

Deferred tax liabilities:
Acquired intangible assets	$2,310	$1,793
Depreciation	702	1,044
Investment gain	9,565	31,135

Total deferred tax liabilities	$12,577	$33,972